Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Loss for the period	$ (30,539,942)	$ (1,887,757)
Items not involving cash:
Finance expense	2,855	1,883
Share-based compensation		18,316
Depreciation	3,481	6,741
Change in benefits to employees	5,163	(2,180)
Change in fair value of derivative warrants liabilities	24,000,387
Shares issued for services	3,070,752	83,746
Shares issued pursuant to a settlement agreement	546,122
Unrealized foreign exchange loss (gain)	(132,259)	162,018
Changes in non-cash working capital items:
Accounts receivables	(147,718)	90,313
Trade payables and accrued liabilities	12,962	96,614
Deferred revenue	(110,228)	(197,961)
Prepaid expenses	(77,363)	379,606
Related parties	(147,148)
Net cash used in operating activities	(3,512,936)	(1,248,661)
Investing activities:
Purchase of property and equipment		(2,344)
Investment in intangible assets		(287,023)
Net cash used in investing activities		(289,367)
Financing activities:
Proceeds from public offering, net	7,772,608
Proceeds from private placements
Repayment of from long term loan	(23,284)	(23,063)
Net cash provided by (used in) financing activities	7,749,324	(23,063)
Net Increase (Decrease) in cash	4,236,388	(1,561,091)
Effect of foreign exchange rate changes	131,556	(39,755)
Cash at beginning of period	3,113,934	2,392,871
Cash at end of period	7,481,878	792,025
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$ 2,717	$ 5,494